Distribution Date:	01/13/25	GS Mortgage Securities Trust 2017-GS7
Determination Date:	01/06/25
Next Distribution Date:	02/12/25
Record Date:	12/31/24	Commercial Mortgage Pass-Through Certificates
Series 2017-GS7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Wells Fargo Bank, National Association
Bond / Collateral Reconciliation - Cash Flows	6		Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Balances	7		Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9090
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36254CAS9	1.950000%	18,155,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36254CAT7	2.945000%	56,176,000.00	31,017,230.16	52,071.19	76,121.45	0.00	0.00	128,192.64	30,965,158.97	31.68%	30.00%
A-3	36254CAU4	3.167000%	315,000,000.00	315,000,000.00	0.00	831,337.50	0.00	0.00	831,337.50	315,000,000.00	31.68%	30.00%
A-4	36254CAV2	3.430000%	340,612,000.00	340,612,000.00	0.00	973,582.63	0.00	0.00	973,582.63	340,612,000.00	31.68%	30.00%
A-AB	36254CAW0	3.203000%	27,207,000.00	13,648,094.80	477,077.14	36,429.04	0.00	0.00	513,506.18	13,171,017.66	31.68%	30.00%
A-S	36254CAZ3	3.663000%	74,363,000.00	74,363,000.00	0.00	226,993.06	0.00	0.00	226,993.06	74,363,000.00	24.42%	23.13%
B	36254CBA7	3.884000%	47,322,000.00	47,322,000.00	0.00	153,165.54	0.00	0.00	153,165.54	47,322,000.00	19.80%	18.75%
C	36254CBB5	4.236000%	51,378,000.00	51,378,000.00	0.00	181,364.34	0.00	0.00	181,364.34	51,378,000.00	14.78%	14.00%
D	36254CAA8	3.000000%	20,281,000.00	20,281,000.00	0.00	50,702.50	0.00	0.00	50,702.50	20,281,000.00	12.80%	12.13%
E	36254CAE0	3.000000%	16,852,000.00	16,852,000.00	0.00	42,130.00	0.00	0.00	42,130.00	16,852,000.00	11.16%	10.57%
F-RR	36254CAG5	4.396256%	21,005,000.00	21,005,000.00	0.00	76,952.79	0.00	0.00	76,952.79	21,005,000.00	9.11%	8.63%
G-RR	36254CAJ9	4.396256%	27,042,000.00	27,042,000.00	0.00	99,069.62	0.00	0.00	99,069.62	27,042,000.00	6.47%	6.13%
H-RR	36254CAL4	4.396256%	12,168,000.00	12,168,000.00	0.00	44,578.03	0.00	0.00	44,578.03	12,168,000.00	5.28%	5.00%
J-RR	36254CAN0	4.396256%	54,082,734.00	54,082,734.00	0.00	166,215.96	0.00	0.00	166,215.96	54,082,734.00	0.00%	0.00%
R	36254CAQ3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,081,643,734.00	1,024,771,058.96	529,148.33	2,958,642.46	0.00	0.00	3,487,790.79	1,024,241,910.63

X-A	36254CAX8	1.074254%	831,513,000.00	774,640,324.96	0.00	693,467.04	0.00	0.00	693,467.04	774,111,176.63
X-B	36254CAY6	0.329023%	98,700,000.00	98,700,000.00	0.00	27,062.14	0.00	0.00	27,062.14	98,700,000.00
X-D	36254CAC4	1.396256%	37,133,000.00	37,133,000.00	0.00	43,205.97	0.00	0.00	43,205.97	37,133,000.00
Notional SubTotal			967,346,000.00	910,473,324.96	0.00	763,735.15	0.00	0.00	763,735.15	909,944,176.63

Deal Distribution Total					529,148.33	3,722,377.61	0.00	0.00	4,251,525.94

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36254CAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36254CAT7	552.14380091	0.92692947	1.35505287	0.00000000	0.00000000	0.00000000	0.00000000	2.28198234	551.21687144
A-3	36254CAU4	1,000.00000000	0.00000000	2.63916667	0.00000000	0.00000000	0.00000000	0.00000000	2.63916667	1,000.00000000
A-4	36254CAV2	1,000.00000000	0.00000000	2.85833332	0.00000000	0.00000000	0.00000000	0.00000000	2.85833332	1,000.00000000
A-AB	36254CAW0	501.63909288	17.53508803	1.33895836	0.00000000	0.00000000	0.00000000	0.00000000	18.87404639	484.10400485
A-S	36254CAZ3	1,000.00000000	0.00000000	3.05250003	0.00000000	0.00000000	0.00000000	0.00000000	3.05250003	1,000.00000000
B	36254CBA7	1,000.00000000	0.00000000	3.23666667	0.00000000	0.00000000	0.00000000	0.00000000	3.23666667	1,000.00000000
C	36254CBB5	1,000.00000000	0.00000000	3.53000000	0.00000000	0.00000000	0.00000000	0.00000000	3.53000000	1,000.00000000
D	36254CAA8	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	36254CAE0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F-RR	36254CAG5	1,000.00000000	0.00000000	3.66354630	0.00000000	0.00000000	0.00000000	0.00000000	3.66354630	1,000.00000000
G-RR	36254CAJ9	1,000.00000000	0.00000000	3.66354634	0.00000000	0.00000000	0.00000000	0.00000000	3.66354634	1,000.00000000
H-RR	36254CAL4	1,000.00000000	0.00000000	3.66354619	0.00000000	0.00000000	0.00000000	0.00000000	3.66354619	1,000.00000000
J-RR	36254CAN0	1,000.00000000	0.00000000	3.07336460	0.59018170	6.84883405	0.00000000	0.00000000	3.07336460	1,000.00000000
R	36254CAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36254CAX8	931.60338438	0.00000000	0.83398220	0.00000000	0.00000000	0.00000000	0.00000000	0.83398220	930.96701631
X-B	36254CAY6	1,000.00000000	0.00000000	0.27418582	0.00000000	0.00000000	0.00000000	0.00000000	0.27418582	1,000.00000000
X-D	36254CAC4	1,000.00000000	0.00000000	1.16354644	0.00000000	0.00000000	0.00000000	0.00000000	1.16354644	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	12/01/24 - 12/30/24	30	0.00	76,121.45	0.00	76,121.45	0.00	0.00	0.00	76,121.45	0.00
A-3	12/01/24 - 12/30/24	30	0.00	831,337.50	0.00	831,337.50	0.00	0.00	0.00	831,337.50	0.00
A-4	12/01/24 - 12/30/24	30	0.00	973,582.63	0.00	973,582.63	0.00	0.00	0.00	973,582.63	0.00
A-AB	12/01/24 - 12/30/24	30	0.00	36,429.04	0.00	36,429.04	0.00	0.00	0.00	36,429.04	0.00
X-A	12/01/24 - 12/30/24	30	0.00	693,467.04	0.00	693,467.04	0.00	0.00	0.00	693,467.04	0.00
X-B	12/01/24 - 12/30/24	30	0.00	27,062.14	0.00	27,062.14	0.00	0.00	0.00	27,062.14	0.00
A-S	12/01/24 - 12/30/24	30	0.00	226,993.06	0.00	226,993.06	0.00	0.00	0.00	226,993.06	0.00
B	12/01/24 - 12/30/24	30	0.00	153,165.54	0.00	153,165.54	0.00	0.00	0.00	153,165.54	0.00
C	12/01/24 - 12/30/24	30	0.00	181,364.34	0.00	181,364.34	0.00	0.00	0.00	181,364.34	0.00
D	12/01/24 - 12/30/24	30	0.00	50,702.50	0.00	50,702.50	0.00	0.00	0.00	50,702.50	0.00
X-D	12/01/24 - 12/30/24	30	0.00	43,205.97	0.00	43,205.97	0.00	0.00	0.00	43,205.97	0.00
E	12/01/24 - 12/30/24	30	0.00	42,130.00	0.00	42,130.00	0.00	0.00	0.00	42,130.00	0.00
F-RR	12/01/24 - 12/30/24	30	0.00	76,952.79	0.00	76,952.79	0.00	0.00	0.00	76,952.79	0.00
G-RR	12/01/24 - 12/30/24	30	0.00	99,069.62	0.00	99,069.62	0.00	0.00	0.00	99,069.62	0.00
H-RR	12/01/24 - 12/30/24	30	0.00	44,578.03	0.00	44,578.03	0.00	0.00	0.00	44,578.03	0.00
J-RR	12/01/24 - 12/30/24	30	337,249.50	198,134.60	0.00	198,134.60	31,918.64	0.00	0.00	166,215.96	370,403.67
Totals			337,249.50	3,754,296.25	0.00	3,754,296.25	31,918.64	0.00	0.00	3,722,377.61	370,403.67

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,251,525.94
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,898,608.99	Master Servicing Fee	10,989.28
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,225.26
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	441.22
ARD Interest	0.00	Operating Advisor Fee	1,976.67
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	247.08
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,898,608.99	Total Fees	19,169.51

Principal		Expenses/Reimbursements
Scheduled Principal	529,148.33	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	31,918.64
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	529,148.33	Total Expenses/Reimbursements	31,918.64

		Interest Reserve Deposit	125,143.21

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,722,377.61
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	529,148.33
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,251,525.94
Total Funds Collected	4,427,757.32	Total Funds Distributed	4,427,757.30

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,024,771,059.81	1,024,771,059.81	Beginning Certificate Balance	1,024,771,058.96
(-) Scheduled Principal Collections	529,148.33	529,148.33	(-) Principal Distributions	529,148.33
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,024,241,911.48	1,024,241,911.48	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,024,771,059.79	1,024,771,059.79	Ending Certificate Balance	1,024,241,910.63
Ending Actual Collateral Balance	1,024,293,982.65	1,024,293,982.65

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.85)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.85)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.40%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	60,886,283.24	5.94%	29	4.8510	NAP	Defeased	3	60,886,283.24	5.94%	29	4.8510	NAP
10,000,000 or less	3	18,935,961.25	1.85%	29	4.5261	1.733602	1.30 or less	5	153,540,034.86	14.99%	17	4.6735	1.101152
10,000,001 to 20,000,000	9	133,044,179.27	12.99%	29	4.5961	1.668683	1.31-1.40	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	3	65,435,420.09	6.39%	29	4.5952	1.719097	1.41-1.50	5	99,005,367.86	9.67%	30	4.5650	1.471455
30,000,001 to 40,000,000	4	145,465,158.74	14.20%	17	4.4511	1.854766	1.51-1.60	1	15,968,291.61	1.56%	31	4.8285	1.569900
40,000,001 to 60,000,000	3	145,664,908.89	14.22%	30	4.7507	2.064692	1.61-2.00	7	230,575,422.19	22.51%	28	4.6438	1.815434
60,000,001 to 80,000,000	2	152,300,000.00	14.87%	30	3.9745	2.045597	2.01-2.40	2	59,814,684.35	5.84%	30	4.3373	2.109953
80,000,001 to 100,000,000	2	165,250,000.00	16.13%	28	4.3509	2.205707	2.41-3.00	5	256,191,827.37	25.01%	30	4.0622	2.695129
100,000,001 or greater	1	137,260,000.00	13.40%	28	4.1365	4.567400	3.01 or greater	2	148,260,000.00	14.48%	28	4.1275	4.490416
Totals	30	1,024,241,911.48	100.00%	27	4.4177	2.276105	Totals	30	1,024,241,911.48	100.00%	27	4.4177	2.276105
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	60,886,283.24	5.94%	29	4.8510	NAP
							Defeased	2	60,886,283.24	5.94%	29	4.8510	NAP
California	5	279,552,634.01	27.29%	29	4.0196	3.588443
							Lodging	2	86,640,717.91	8.46%	9	5.4173	1.465413
Cayman Islands	1	30,965,158.74	3.02%	(30)	5.4485	0.993100
							Mixed Use	4	145,989,349.72	14.25%	29	4.2754	1.872183
Colorado	1	19,174,069.48	1.87%	27	4.8460	1.255900
							Multi-Family	2	36,002,622.39	3.52%	29	4.4435	2.045967
Florida	1	22,314,684.35	2.18%	28	4.4000	2.165500
							Office	12	528,862,135.69	51.63%	29	4.1979	2.759420
Hawaii	1	37,500,000.00	3.66%	31	4.3000	2.076900
							Retail	10	165,860,802.53	16.19%	30	4.5570	1.854237
Indiana	1	22,258,773.05	2.17%	30	4.7110	1.504100
							Totals	32	1,024,241,911.48	100.00%	27	4.4177	2.276105
Michigan	1	9,737,801.28	0.95%	29	4.6100	1.778500

Montana	1	14,744,367.19	1.44%	31	4.8005	1.502900

New Mexico	2	16,057,895.04	1.57%	29	4.0890	3.014211

New York	9	303,289,349.72	29.61%	29	4.3541	1.903701

Ohio	2	36,830,254.30	3.60%	30	4.7447	1.513880

Pennsylvania	1	4,140,264.93	0.40%	31	4.6660	1.433400

Texas	3	86,540,376.15	8.45%	30	5.1210	1.761091

Washington, DC	1	80,250,000.00	7.84%	26	4.2460	1.792100

Totals	32	1,024,241,911.48	100.00%	27	4.4177	2.276105

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	60,886,283.24	5.94%	29	4.8510	NAP	Defeased	3	60,886,283.24	5.94%	29	4.8510	NAP
	4.000% or less	2	120,000,000.00	11.72%	29	3.7113	2.799300	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	5	274,567,895.04	26.81%	28	4.1705	3.380582	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	7	323,104,034.07	31.55%	29	4.4005	1.844082	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	8	109,156,252.94	10.66%	30	4.6451	1.673040	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	3	49,886,728.28	4.87%	29	4.8270	1.429411	49 months or greater	27	963,355,628.24	94.06%	27	4.3903	2.326079
	5.001 or greater	2	86,640,717.91	8.46%	9	5.4173	1.465413	Totals	30	1,024,241,911.48	100.00%	27	4.4177	2.276105
	Totals	30	1,024,241,911.48	100.00%	27	4.4177	2.276105
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	60,886,283.24	5.94%	29	4.8510	NAP	Defeased	3	60,886,283.24	5.94%	29	4.8510	NAP
	60 months or less	27	963,355,628.24	94.06%	27	4.3903	2.326079	Interest Only	12	690,299,349.72	67.40%	29	4.1903	2.610533
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	15	273,056,278.52	26.66%	23	4.8960	1.606967
	Totals	30	1,024,241,911.48	100.00%	27	4.4177	2.276105	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	30	1,024,241,911.48	100.00%	27	4.4177	2.276105
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	60,886,283.24	5.94%	29	4.8510	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	26	923,355,628.24	90.15%	27	4.4092	2.310154
	13 months to 24 months	1	40,000,000.00	3.91%	28	3.9539	2.693700
	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	30	1,024,241,911.48	100.00%	27	4.4177	2.276105
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	308421001	OF	Los Angeles	CA	Actual/360	4.137%	488,919.71	0.00	0.00	N/A	05/06/27	--	137,260,000.00	137,260,000.00	01/06/25
2	301271485	OF	Uniondale	NY	Actual/360	4.450%	325,715.28	0.00	0.00	N/A	06/06/27	--	85,000,000.00	85,000,000.00	01/06/25
3	308421003	OF	Washington	DC	Actual/360	4.246%	293,416.29	0.00	0.00	N/A	03/06/27	--	80,250,000.00	80,250,000.00	01/06/25
4	301271493	OF	Loma Linda	CA	Actual/360	3.590%	247,311.11	0.00	0.00	N/A	07/06/27	--	80,000,000.00	80,000,000.00	01/06/25
5	301271484	OF	Melville	NY	Actual/360	4.400%	273,936.67	0.00	0.00	N/A	06/06/27	--	72,300,000.00	72,300,000.00	01/06/25
6	301271489	LO	Dallas	TX	Actual/360	5.400%	259,330.44	94,428.34	0.00	N/A	07/06/27	--	55,769,987.51	55,675,559.17	01/06/25
7	301271476	MU	New York	NY	Actual/360	4.500%	189,833.73	0.00	0.00	N/A	06/06/27	--	48,989,349.72	48,989,349.72	01/06/25
7A	308421476				Actual/360	4.500%	38,791.27	0.00	0.00	N/A	06/06/27	03/06/27	10,010,650.28	10,010,650.28	01/06/25
8	301271502	OF	San Diego	CA	Actual/360	4.168%	147,171.21	0.00	0.00	N/A	08/06/27	--	41,000,000.00	41,000,000.00	01/06/25
9	308421009	MU	New York	NY	Actual/360	3.954%	136,191.52	0.00	0.00	N/A	05/06/27	--	40,000,000.00	40,000,000.00	12/06/24
10	308421010	RT	Kihei	HI	Actual/360	4.300%	138,854.17	0.00	0.00	N/A	08/06/27	--	37,500,000.00	37,500,000.00	01/06/25
11	301271497	MU	New York	NY	Actual/360	4.307%	137,225.81	0.00	0.00	N/A	07/06/27	--	37,000,000.00	37,000,000.00	11/06/24
12	301271504	LO	Grand Cayman	CY	Actual/360	5.449%	145,525.52	52,071.19	0.00	N/A	07/06/22	07/06/25	31,017,229.93	30,965,158.74	12/01/24
13	301271426	MF	Bradenton	FL	Actual/360	4.400%	104,767.54	45,460.73	0.00	N/A	05/06/27	01/06/27	27,651,255.95	27,605,795.22	01/06/25
14	301271494	LO	Osage Beach	MO	Actual/360	5.537%	111,133.61	38,520.95	0.00	N/A	07/06/27	03/06/27	23,308,358.69	23,269,837.74	01/06/25
15	301271427	MF	St. Petersburg	FL	Actual/360	4.400%	84,687.09	36,747.43	0.00	N/A	05/06/27	--	22,351,431.78	22,314,684.35	01/06/25
16	301271496	RT	Granger	IN	Actual/360	4.711%	90,435.76	34,196.04	0.00	N/A	07/06/27	--	22,292,969.09	22,258,773.05	01/06/25
17	301271480	RT	Boardman	OH	Actual/360	4.681%	84,222.93	34,794.34	0.00	N/A	06/06/27	--	20,896,757.03	20,861,962.69	01/06/25
18	301271479	MU	New York	NY	Actual/360	4.310%	74,227.78	0.00	0.00	N/A	04/06/27	--	20,000,000.00	20,000,000.00	01/06/25
19	308421019	OF	Englewood	CO	Actual/360	4.846%	80,118.20	25,371.68	0.00	N/A	04/06/27	--	19,199,441.16	19,174,069.48	01/06/25
20	301271481	RT	Austin	TX	Actual/360	4.700%	69,652.36	33,037.93	0.00	N/A	06/06/27	--	17,209,916.87	17,176,878.94	01/06/25
21	301271501	RT	Chillicothe	OH	Actual/360	4.829%	66,500.67	25,617.48	0.00	N/A	08/06/27	--	15,993,909.09	15,968,291.61	01/06/25
22	301271506	RT	Kalispell	MT	Actual/360	4.801%	61,029.30	19,249.12	0.00	N/A	08/06/27	--	14,763,616.31	14,744,367.19	01/06/25
23	301271498	MF	Houston	TX	Actual/360	4.514%	53,296.50	21,820.49	0.00	N/A	07/06/27	--	13,709,758.53	13,687,938.04	01/06/25
25	301271483	RT	Adelanto	CA	Actual/360	4.650%	44,518.98	17,357.44	0.00	N/A	06/06/27	--	11,118,164.08	11,100,806.64	01/06/25
26	301271475	OF	Auburn Hills	MI	Actual/360	4.610%	38,731.82	19,007.92	0.00	N/A	06/06/27	--	9,756,809.20	9,737,801.28	01/06/25
27	301271472	RT	Las Cruces	NM	Actual/360	4.015%	38,030.97	0.00	0.00	N/A	06/06/27	--	11,000,000.00	11,000,000.00	01/06/25
28	301271503	RT	Sacramento	CA	Actual/360	4.531%	39,828.25	16,109.93	0.00	N/A	08/06/27	--	10,207,937.30	10,191,827.37	01/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	301271482	RT	Albuquerque	NM	Actual/360	4.250%	18,541.65	8,515.04	0.00	N/A	06/06/27	--	5,066,410.08	5,057,895.04	01/06/25
32	301271505	OF	Pittsburgh	PA	Actual/360	4.666%	16,662.85	6,842.28	0.00	N/A	08/06/27	--	4,147,107.21	4,140,264.93	01/06/25
Totals							3,898,608.99	529,148.33	0.00				1,024,771,059.81	1,024,241,911.48
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	48,426,793.00	45,514,605.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	23,262,417.75	19,501,111.47	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	20,844,468.00	19,543,306.00	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	13,251,708.43	13,438,412.41	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	9,412,835.55	5,602,107.41	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,369,135.88	8,600,903.29	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,368,386.20	3,428,440.90	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	8,224,690.00	6,253,798.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	68,126,305.00	0.00	--	--	--	0.00	0.00	136,062.35	136,062.35	0.00	0.00
10	3,296,551.00	1,740,089.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	9,307,565.85	3,364,714.00	01/01/24	06/30/24	--	0.00	0.00	136,771.15	269,711.50	3,298,921.62	0.00
12	0.00	5,661,297.00	01/01/24	09/30/24	--	0.00	0.00	197,463.17	197,463.17	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	3,201,243.00	2,418,550.75	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,204,958.00	1,812,595.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,970,151.55	3,096,162.15	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	6,901,815.24	4,636,737.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	6,659,518.00	1,696,379.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,067,702.00	1,736,463.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,646,954.00	1,356,006.75	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,547,141.46	1,160,468.10	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,744,457.67	1,326,418.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,055,762.77	723,104.58	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,237,481.44	978,615.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,282,326.00	1,240,715.24	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,244,052.00	1,269,716.25	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	593,348.03	323,032.02	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	452,077.22	228,601.61	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	249,699,845.04	156,652,348.93				0.00	0.00	470,296.67	603,237.02	3,298,921.62	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/13/25	1	37,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417728%	4.359833%	27
12/12/24	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417979%	4.360085%	28
11/13/24	1	37,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.418251%	4.360357%	29
10/11/24	0	0.00	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.418499%	4.360606%	30
09/12/24	1	31,181,323.57	1	37,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.418768%	4.360876%	31
08/12/24	1	37,000,000.00	1	80,250,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.419013%	4.361122%	32
07/12/24	1	80,250,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.419257%	4.361366%	33
06/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.419522%	4.361632%	34
05/10/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.419763%	4.381380%	35
04/12/24	1	37,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.420025%	4.381632%	36
03/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.420263%	4.381861%	37
02/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.420545%	4.391111%	38
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	308421009	12/06/24	0	B	136,062.35	136,062.35	0.00	40,000,000.00
11	301271497	11/06/24	1	1	136,771.15	269,711.50	3,298,921.62	37,000,000.00	02/15/24	13
12	301271504	12/01/24	0	B	197,463.17	197,463.17	0.00	31,017,229.93	10/13/22	12
Totals					470,296.67	603,237.02	3,298,921.62	108,017,229.93
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		30,965,159	30,965,159	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		27,605,795	27,605,795	0		0
25 - 36 Months		965,670,958	928,670,958	37,000,000		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-25	1,024,241,911	987,241,911	37,000,000	0	0	0
Dec-24	1,024,771,060	987,771,060	0	37,000,000	0	0
Nov-24	1,025,342,035	988,342,035	37,000,000	0	0	0
Oct-24	1,025,866,556	988,866,556	0	0	37,000,000	0
Sep-24	1,026,433,071	958,251,748	31,181,324	37,000,000	0	0
Aug-24	1,026,953,004	909,703,004	37,000,000	80,250,000	0	0
Jul-24	1,027,470,751	947,220,751	80,250,000	0	0	0
Jun-24	1,028,030,737	1,028,030,737	0	0	0	0
May-24	1,028,543,952	1,028,543,952	0	0	0	0
Apr-24	1,029,099,570	992,099,570	37,000,000	0	0	0
Mar-24	1,029,608,291	1,029,608,291	0	0	0	0
Feb-24	1,030,204,295	1,030,204,295	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	308421003	80,250,000.00	80,250,000.00	404,000,000.00	12/14/16	18,747,913.00	1.79210	03/31/24	03/06/27	I/O
11	301271497	37,000,000.00	37,000,000.00	180,000,000.00	06/01/17	3,294,432.00	1.44380	06/30/24	07/06/27	I/O
12	301271504	30,965,158.74	31,017,229.93	160,300,000.00	09/16/22	4,037,048.00	0.99310	09/30/24	07/06/22	269
Totals		148,215,158.74	148,267,229.93	744,300,000.00		26,079,393.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	308421003	OF	DC	05/16/24	13

The loan recently transferred to the Special Servicer for Imminent Monetary Default. The Largest tenant CFTC will be vacating. PNL has been executed and negotiations are in process with the Borrower. The loan remains current at this time.

Borrower and Lender are discussing a possible consensual receivership and leasing opportunities.

11	301271497	MU	NY	02/15/24	13
Loan remains in default. Lender continues to evaluate collateral performance and leasing activity, along with litigation timing.

12	301271504	LO	CY	10/13/22	12

12/04/2024 - Loan transferred to special servicing due to a maturity default. The Borrower requested a four year extension. After several rounds of negotiations, the Borrower and Lender agreed to terms to a three year extension. The extension closed in April 2023 and the loan is no longer in default. During the closing it was determined that there was a violation of the reps and warrants under the MLPA. The Lender is working with the depositor to resolve a repurchase claim and the loan will be returned to Master Servicing once there is a resolution of the Repurchase Claim.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	301271489	60,574,709.25	5.40000%	60,574,709.25 5.40000%		10	05/29/20	06/06/20	06/08/20
12	301271504	0.00	5.44850%	0.00	5.44850%	8	04/26/23	04/26/23	--
24	301271474	13,373,499.88	5.10000%	13,373,499.88 5.10000%		10	06/18/20	05/06/20	07/06/20
Totals		73,948,209.13		73,948,209.13
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	17,276.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	7,965.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	6,677.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	31,918.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		31,918.64

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Adminstrator has made available on www.ctslink.com, specifically under the "Risk Retention Compliance" tab for the GSMS 2017-GS7 transaction, certain Information provided to the

Certificate Administraor regarding compliance with the Credit Risk Retention Rules. Investors should refer to the Certificate Administrator's website for such information.

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